Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) € in Thousands	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Schedule of Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	€ 214		€ 860
Restricted cash			287	€ 2,925
Total cash and cash equivalents	€ 214		€ 1,147